Taxation - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of unrecognized deferred tax asset [line items]
Unrecognized deferred tax assets	$ 5,978,459	$ 947,065
Severance liabilities [member]
Disclosure of unrecognized deferred tax asset [line items]
Unrecognized deferred tax assets	31,716	20,532
Lease liabilities [member]
Disclosure of unrecognized deferred tax asset [line items]
Unrecognized deferred tax assets		1,880
Tax loss [Member]
Disclosure of unrecognized deferred tax asset [line items]
Unrecognized deferred tax assets	$ 5,946,743	$ 924,653